Insurance (Tables)	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Statutory information
Net earnings and capital and surplus on a statutory basis for GALIC and its insurance subsidiaries were as follows (in millions):

	Net Earnings			Capital and Surplus
	2019	2018	2017	2019	2018
GALIC consolidated life insurance companies	$34	$802	$286	$2,868	$2,701

Schedule of reserve liabilities for annuity benefits accumulated
The liabilities included in GALIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in millions):

	2019	2018
Expected death and annuitization	$232	$229
Guaranteed withdrawal benefits	625	472
Accrued persistency and premium bonuses	1	1